Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Leases Text Block [Abstract]
Additions to the right-of-use assets	$ 152,817	$ 86,353	$ 90,336
Total cash outflow for leases	$ 133,121	$ 116,107	$ 146,719
Short term lease term	12 months